Financial risk factors - Credit risk (Details) - Credit risk	12 Months Ended
	Dec. 31, 2020 customer item	Dec. 31, 2019	Dec. 31, 2018
Top ten customers
Financial risk factors
Largest customers | customer	10
Total revenues	45.00%	47.00%	48.00%
Minimum
Financial risk factors
Credit rating agencies | item	2